SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Summary of cash, cash equivalents, and restricted cash

December 31,
2021
Cash and cash equivalents	$79,423

Restricted cash	5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$84,523

Schedule of estimated useful lives of the assets

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods

	Year Ending December 31,
			2024 and
	2022	2023	thereafter
Product	$882	$17	$2
Services	40,709	7,935	5,071

	$41,591	$7,952	$5,073

Schedule of significant changes in the deferred revenue

	December 31,
	2021	2020
Balance, at the beginning of the year	$49,136	$43,230

Revenue recognized	(31,456)	(31,172)
Increase in deferred revenues and customer advances	36,936	37,078

Balance, at the end of the year	54,616	49,136
Less current portion	(41,591)	(37,182)

Long term portion	$13,025	$11,954

Schedule of components of AOCI

	Unrealized
	gains (losses)
	on available-	Unrealized
	for-sale	gains (losses)
	marketable	on cash flow
	securities	hedges	Total
Balance as of January 1, 2021	$453	$1,319	$1,772

Other comprehensive income (loss) before reclassifications, net of tax	(1,395)	1,538	143
Amounts reclassified from AOCI	—	(2,138)	(2,138)
Other comprehensive income (loss), net of tax	(1,395)	(600)	(1,995)

Balance as of December 31, 2021	$(942)	$719	$(223)

Schedule of weighted-average assumptions

	Year Ended December 31,
	2021	2020	2019
Dividend yield	0.88%	1.01%-1.17%	1.13%-1.64%
Expected volatility	49.45%	37.89%-43.09%	38.08%-39.34%
Risk-free interest	0.5%	0.29%-1.43%	1.66%-2.59%
Expected life	3.61 years	3.57-4.23 years	4.75-5.21 years

Schedule of share-based compensation expenses

	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$411	$181	$183
Research and development expenses, net	2,772	1,535	937
Selling and marketing expenses	6,170	3,635	2,171
General and administrative expenses	4,811	3,420	2,001

Total share-based compensation expenses	$14,164	$8,771	$5,292